Nationwide Long/Short Equity Fund
FUND SUMMARY:  NATIONWIDE LONG/SHORT EQUITY FUND
Objective
The Nationwide Long/Short Equity Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 84 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 95 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nationwide Long/Short Equity Fund	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Long/Short Equity Fund		Class A Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees		1.35%	1.35%	1.35%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Dividend and Interest on Short Sales		1.18%	1.18%	1.18%
All Remaining Other Expenses		1.09%	0.84%	0.94%
Total Other Expenses		2.27%	2.02%	2.12%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		3.88%	3.38%	3.48%
Fee Waiver/Expense Reimbursement	[1]	(0.45%)	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		3.43%	2.93%	3.03%
[1]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 1.74% until at least February 29, 2020. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nationwide Long/Short Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	901	1,652	2,420	4,417
Class R6 Shares	296	997	1,721	3,637
Institutional Service Class Shares	306	1,027	1,769	3,727

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent prior fiscal year ended April 30, 2018, the Fund’s portfolio turnover rate was 37.50% of the average value of its portfolio, and during the most recent fiscal period (May 1, 2018 through October 31, 2018, the Fund’s new fiscal year end), the Fund’s portfolio turnover rate was 13.17% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing equity securities believed by the Fund’s subadviser to be undervalued and selling short equity securities believed by the subadviser to be overvalued. A short sale is the sale by the Fund of a security which it does not own but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. These securities are primarily traded on U.S. securities exchanges. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging market countries. Emerging market countries typically are developing and low- or middle-income countries, and include certain countries located in Latin America, Asia, Africa, the Middle East and Eastern Europe. For purposes of this 20% limitation, “total assets” includes the proceeds of securities sold short. Additionally, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by law, primarily in connection with the Fund’s short portfolio, as further described below.

The Fund’s long portfolio’s (i.e., those securities that the Fund owns outright) core strategy is to invest in a combination of large-cap stocks of companies that the subadviser believes are financially sound and which have high dividend yields (i.e., value stocks), and large cap stocks of companies that the subadviser believes have higher than average growth earnings (i.e., growth stocks). The Fund’s overall strategy seeks to deliver competitive risk-adjusted returns, or “alpha,” a risk adjusted measure of an investment’s performance. The aggregate value of the Fund’s long portfolio will generally exceed the aggregate value of the Fund’s short portfolio; however, the Fund seeks to maintain at least some short exposure at all times. The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 50% and 100% (i.e., more than 50% of the Fund’s net assets).

The Fund’s use of short sales will create investment leverage in the Fund’s portfolio. It is possible that the Fund will lose money both on its long investments and its short investments at the same time. To the extent the Fund uses the proceeds from short sales to purchase securities for the long portfolio, the degree of leverage may be magnified.

In seeking growth stocks for the Fund’s long portfolio, the subadviser employs a “bottom-up” investment process that focuses on superior stock selection, investing in stocks based on their individual attributes, regardless of broader national or economic factors. The subadviser then utilizes a three-component process that includes “top-down” macroeconomic analysis, fundamental research and technical analysis. “Top-down” analysis involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends. With respect to value stocks, the subadviser seeks financially stable, high dividend-yielding companies, and screens from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage and price volatility. The remaining companies are then further refined to include those companies with the highest dividend yield, subject to diversification among industry sectors as appropriate to manage risk. The subadviser may sell a position when it no longer qualifies for purchase under its buy discipline.

The Fund’s short positions (i.e., those securities that the Fund has sold short) generally range between 1% and 50% of the value of the Fund’s net assets. The subadviser’s short investment approach involves a disciplined, methodical search for overvalued companies. The subadviser generally applies a proprietary screening process which includes criteria such as deteriorating working capital, decelerating sales growth, negative sales surprises, and negative earnings and sales estimate revisions by Wall Street analysts. Once the subadviser has established companies which meet its initial criteria, the subadviser next scrutinizes the quality of earnings, issuer proxy statements (background of directors and management, director or accountant resignations, litigation and related transactions), the balance sheet and footnotes (accounts receivable, inventories, other current assets, reserve levels, changes in amortization or depreciation schedules and off-balance sheet liabilities), and the income and cash-flow statements (margin trends, one-time gains or losses and tax rates). Additionally, the subadviser considers the time horizon likely to be required for positions to become profitable. Accordingly, the subadviser seeks to identify so-called “catalysts”, i.e., particular anticipated events or circumstances that are likely to accelerate the time frame in which the key flaw in the issuer will be reflected in its stock price. By emphasizing catalysts, the subadviser seeks to avoid potential short situations that would require extensive holding periods and their attendant increased costs and risks. The subadviser seeks to reduce, cover or close positions if the analytical basis for the original investment decision has become questionable or if there are other developments that create a lack of continuing analytic confidence in the position. In addition to selling individual securities short based on whether the subadviser believes them to be overvalued, the subadviser may also sell shares of ETFs short in response to broader stock market movements.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – the prices of stocks are subject to considerable fluctuation. Price changes may occur in the relevant markets as a whole, or they may occur only to the stocks of a particular company, industry or sector of the relevant market. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of growth or price declines.

Short sales risk – the Fund will incur a loss from a short sale if the value of the security sold short increases after the Fund has entered into the short position. Short sales generally involve a form of leverage, which can exaggerate the Fund’s losses. The Fund may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short sale will be offset in whole or in part by the transaction costs associated with the short sale.

Leverage risk – leverage is investment exposure that exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

Long/short strategy risk – in situations where the Fund takes a long position (i.e., owns a stock outright), the Fund will lose money if the price of the stock declines. In situations where the Fund sells equity securities short, the Fund will lose money if the price of the stock increases.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Exchange-traded funds risk – when the Fund invests in an ETF, you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

Growth style risk – growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Loss of money is a risk of investing in the Fund.
Performance
The Fund has adopted the historical performance of the Logan Capital Long/Short Fund, a former series of Advisors Series Trust (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on December 11, 2017. The returns presented for periods prior to December 11, 2017 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Institutional Service Class Shares <br/>(Years Ended December 31,)

Highest Quarter:	9.58%	–	4th qtr. of 2013
Lowest Quarter:	-11.26%	–	4th qtr. of 2018

After tax returns are shown for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Historical performance for Institutional Service Class and Class R6 shares is based on the previous performance of Investor Class and Institutional Class shares, respectively, of the Predecessor Fund. The inception date for Class A shares is December 8, 2017. Therefore, pre-inception historical performance is based on the previous performance of Investor Class shares of the Predecessor Fund. Performance for Class A shares has been adjusted to reflect differences in sales charges, as well as to reflect the higher expenses of Class A shares than those of the Predecessor Fund’s Investor Class shares.
Average Annual Total Returns <br/>(For the Periods Ended December 31, 2018)
Average Annual Total Returns - Nationwide Long/Short Equity Fund	1 Year	5 Years	Since Inception	Inception Date [2]	Since Inception	Inception Date [1]
Class A Shares	(14.54%)	2.31%			3.46%	Dec. 08, 2017
Institutional Service Class Shares	(9.00%)	3.75%			4.65%	Sep. 28, 2012
Institutional Service Class Shares | After Taxes on Distributions	(9.52%)	3.44%			4.36%	Sep. 28, 2012
Institutional Service Class Shares | After Taxes on Distributions and Sales of Shares	(4.95%)	2.84%			3.56%	Sep. 28, 2012
Class R6 Shares	(8.89%)		3.23%	Aug. 28, 2015
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	(4.38%)	8.49%	9.39%	Aug. 28, 2015	11.44%	Sep. 28, 2012
[1]	Inception date of the Predecessor Fund's Investor Class.
[2]	Inception date of the Predecessor Fund’s Institutional Class.